Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 4. RELATED PARTY TRANSACTIONS
Founder Shares
On June 10, 2020, the Company issued 14,375,000 Class B ordinary shares to the Sponsor (the “Founder Shares”) in exchange for a payment of $25,000 by the Sponsor to cover for certain offering costs on behalf of the Company. The holders of the Founder Shares agreed to forfeit up to an aggregate of 1,875,000 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional units is not exercised in full by the underwriters, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters fully exercised the over-allotment option on August 17, 2020; thus, these Founder Shares were no longer subject to forfeiture.
The Initial Shareholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the completion of the initial
b
usiness
c
ombination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial
b
usiness
c
ombination that results in all of the shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the initial shareholders with respect to any Founder Shares. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial
b
usiness
c
ombination, the Founder Shares will be released from the
lock-up.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 9,566,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant to the Sponsor, generating gross proceeds of approximately $14.4 million.
Each whole Private Placement Warrant is exercisable for one whole ordinary share at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a
b
usiness
c
ombination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial business combination.

Related Party Loans
On June 10, 2020, the Sponsor agreed to loan the Company up to
$300,000
to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and payable on the earlier of December 31, 2020 or the completion of the Initial Public Offering. The Company borrowed approximately
$236,000
under the Note, and then fully repaid the Note on August 19, 2020. On February 23, 2022, the Sponsor funded an additional loan to the Company in the principal amount of $400,000 (see Note 10). A portion of the proceeds, together with cash on hand, was used to repay amounts owing to an affiliate of the Sponsor for advances made by the affiliate on the Company’s behalf in respect of operating expenses.

In addition
, in order to fund working capital deficiencies or finance transaction costs in connection with a business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company additional funds as may be required (“Working Capital Loans”). If the Company complete a business combination, it would repay the Working Capital Loans out of the proceeds of the trust account released to it. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the trust account. In the event that a business combination does not close, the Company may use a portion of proceeds held outside the trust account, if any, to repay the Working Capital Loans but no proceeds held in the trust account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a business combination, without interest, or, at the lender’s discretion, up to
$1.5
million of such Working Capital Loans may be convertible into warrants of the post business combination entity at a price of
$1.50
per warrant. The warrants would be identical to the private placement warrants. The currently outstanding $400,000 Sponsor loan does not provide the Sponsor with this option. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.
Due to Related Party
During the year ended December 31, 2021, the Company’s Sponsor paid approximately $929,000 of expenses on behalf of the Company. During the period from June 10, 2020 (inception) through December 31, 2020, the Sponsor paid approximately $285,000 on behalf of the Company. As of December 31, 2021 and 2020, outstanding balance for such expenses were approximately $447,000 and $285,000
, respectively, included in due to related party in current liabilities, on the accompanying consolidated
balance sheets.
Executive Compensation
None of the Company’s officers or directors receive cash compensation for services rendered. However, under the terms of the Company’s agreement with Richard Scudamore for his service as a director, our successful consummation of a Business Combination would result in the Company becoming obliged to pay $
100,000
to him. This amount has not been reflected
on
the
accompanying consolidated
balance sheets as it is contingent upon the success of a Business Combination.
Administrative Support Agreement
The Company agreed to pay the Sponsor a total of $25,000 per month, commencing on the date that the Company’s securities were first listed on the New York Stock Exchange, for office space, utilities, secretarial and administrative support services provided to members of the management team. Upon completion of a Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $300,000 and $111,000 of such fees in the year ended December 31, 2021 and for the period from June 10, 2020 (inception) through December 31, 2020, respectively, included as administrative fees—related party on the accompanying consolidated statements of operations. As of December 31, 2021 and 2020, the Company had approximately
$125,000 and $50,000
for such fees, respectively, included in due to related party on the accompanying consolidated
balance sheets.
Backstop Subscription Agreement
On October 13, 2021, concurrently with the execution of the Merger Agreement the Sponsor entered into a backstop subscription agreement (the “Backstop Subscription Agreement”)

with the Company, pursuant to which, on the terms and subject to the conditions set forth therein, the Sponsor has committed to purchase, following the Domestication and prior to the Closing, shares of New SeatGeek Common Stock, in a private placement for a purchase price of $
10.00
per share, up to an aggregate of $
65
 million, to backstop certain redemptions by our shareholders.
Advisory Services
The Company has engaged RedBird BD, LLC (“RedBird BD”), an affiliate of Sponsor and RedBird Capital Partners LLC, to act as the Company’s financial advisor in connection with the Business Combination. Pursuant to the engagement, RedBird BD arranged the Backstop Subscription and provided financial advisory, structuring and other services to the Company. The Company will pay RedBird BD $6.0 million for these services, which shall be earned and paid upon the consummation of the Business Combination. Therefore, RedBird Capital Partners LLC, Sponsor and RedBird BD have financial interests in the consummation of the Business Combination in addition to the financial interest of Sponsor (with whom RedBird Capital Partners LLC and RedBird BD are affiliated). RedBird BD’s engagement was not contemplated at the time of the Company’s initial public offering and therefore was not among the anticipated related party transactions disclosed in the prospectus for the Company’s initial public offering. The RedBird BD engagement and the related payment has been approved by the Company’s audit committee and the Company’s board of directors in accordance with the Company’s related persons transaction policy.